SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Allowance for credit losses rollforward (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Allowance for current expected credit losses roll forward
Period change for current expected credit losses	$ 1,340,462
Utilization of Expected credit loss	(127,297)
Allowance for expected credit losses, ending	$ 1,213,165